CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2014
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6. CASH AND CASH EQUIVALENTS

        Cash and cash equivalents as of December 31, 2014 and 2013 comprised the following:

	December 31,
	2014	2013
Russian Ruble current accounts	9,767	5,900
Russian Ruble deposit accounts	19,272	14,215
U.S. Dollar current accounts	11,412	1,336
U.S. Dollar deposit accounts	7,404	7,503
Euro current accounts	3,579	395
Euro deposit accounts	1,901	136
Hryvna current accounts	1,471	87
Hryvna deposit accounts	4,973	276
Uzbek som current accounts	341	—
Turkmenian manat current accounts	1,162	697
Armenian dram current accounts	72	67
Armenian dram deposit accounts	56	—

Total cash and cash equivalents	61,410	30,612